Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Revenues	$ 741,541	$ 1,833,590
Cost of revenues	(567,675)	(880,180)
Gross profit	173,866	953,410
Operating expenses:
General and administrative	1,519,128	1,315,420
Selling	2,325	9,844
Total operating expenses	1,521,453	1,325,264
Operating loss	(1,347,587)	(371,854)
Other income (expense)
Government subsidies		42,976
Net investment gain	82,463	228,104
Interest income	412,683	556,011
Interest expense	(153,049)	(154,015)
Other expense, net	(11,501)	(8,983)
Total other income, net	330,596	664,093
(Loss) income before provision for income taxes	(1,016,991)	292,239
Income tax (benefit) expense	(100,882)	170,577
Net (loss) income	(916,109)	121,662
Comprehensive loss/income
Net (loss) income	(916,109)	121,662
Foreign currency translation gain (loss)	236,419	(314,709)
Comprehensive loss	$ (679,690)	$ (193,047)
(Loss) earnings per ordinary share
Earnings per ordinary share, basic (in Dollars per share)	$ (0.03)	$ 0.01
Earnings per ordinary share, diluted (in Dollars per share)	$ (0.03)	$ 0.01
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, basic (in Shares)	29,299,364	14,392,364
Weighted average number of ordinary shares outstanding, diluted (in Shares)	29,299,364	14,392,364